INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

500.com USA is incorporated in the USA and does not conduct any substantive operations of its own. No provision for USA income tax has been made in the financial statements as 500.com USA had no assessable income for the years ended December 31, 2016, 2017 and 2018.

British Virgin Islands

Under the current laws of the British Virgin Islands, BVI is not subject to tax on income or capital gains.

United Kingdom

500.com UK is incorporated in the UK and does not conduct any substantive operations of its own. No provision for UK income tax has been made in the financial statements as 500.com UK had no assessable income for the year ended December 31, 2016, 2017 and 2018.

Curacao

Multi Pay N.V. is incorporated in the Curacao, Under the current laws, profits tax in Curacao is generally assessed at the rate of 2% of taxable income.

Malta

Under the current laws, profits tax in Malta is generally assessed at the rate of 35% of taxable income. When dividend is paid or declared to the holding company, the paying entity is entitled to claim 6/7 of the profit tax paid as refund, which may effectively reduce income tax rate to 5%.

Cyprus

Round Spot Services Ltd is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as Round Spot Services Ltd had no assessable income for the year ended December 31, 2017 and 2018.

Australia

Multilotto Australia PTY Ltd is incorporated in Australia and does not conduct any substantive operations of its own. No provision for Australia income tax has been made in the financial statements as Multilotto Australia PTY Ltd had no assessable income for the year ended December 31, 2017 and 2018.

Hong Kong

500wan HK is incorporated in Hong Kong, under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income. As 500wan HK does not conduct any substantive operations of its own, no provision for Hong Kong income tax has been made in the financial statements as 500wan HK had no assessable income for the year ended December 31, 2016, 2017 and 2018.

Japan

500.com Nihon Co., Ltd is incorporated in Japan in July 2017 and does not conduct any substantive operations of its own. No provision for Japan income tax has been made in the financial statements as 500.com Nihon Co., Ltd had no assessable income for the year ended December 31, 2017 and 2018.

People’s Republic of China

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform
25%
enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, Youlanguang Technology, E-Sun Network, E-Sun Sky Computer, E-Sun Sky Network, Shenzhen Yicai, Baifengrun Technology, Tongfu Technology and Shenzhen Kaisheng are subject to the EIT rate of
25%
 in 2016, 2017 and 2018.Hainan Menghuanxingchen, Hainan Jingli, Hainan Panfeng and Hangzhou E-Sun Sky Network are subject to the EIT rate of
25% in 2018
since the inception. Guangtiandi Technology obtained a certificate of “Software Enterprise” and was granted for a half reduction in tax rate in 2016 and 2017, therefore, it is subject to the EIT rate of 12.5% in 2016, 2017 and 25% in 2018, respectively.

Lhasa Yicai was established in Tibet in 2014 and qualified as a “Western Area Encouraged Industry”. According to local government policy, qualified entities were granted a preferential tax rate of 15% from January 1, 2011 to December 31, 2020. Therefore, Lhasa Yicai is entitled to a preferential tax rate of 15% in 2016, 2017 and 2018. Additionally, Lhasa Yicai is also exempt from provincial allocated corporate income tax during January 1, 2015 to December 31, 2017 according to local tax law.

Loss before income taxes from continuing operations consists of:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Cayman Islands	(179,348)	(162,884)	(166,710)	(24,245)
British Virgin Islands	(31)	(3)	-	-
USA	(3,809)	(4,703)	(4,058)	(590)
Hong Kong	(10,524)	(10,922)	(7,740)	(1,126)
Japan	-	(174)	(1,592)	(232)
Malta	-	(4,321)	(7,949)	(1,156)
Curacao	-	7,449	(12,752)	(1,855)
Cyprus	-	(13)	(8)	(1)
Australia	-	-	-	-
PRC	(14,104)	(169,923)	(290,530)	(42,256)
				-
	(207,816)	(345,494)	(491,339)	(71,461)

The current and deferred components of the income tax expense appearing in the consolidated statements of loss are as follows:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Current tax (expense) benefit	(3,553)	15,935	19,258	2,801
Deferred tax benefit (expense)	1,410	(1,910)	344	50

Income tax (expense) benefit	(2,143)	14,025	19,602	2,851

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax (benefit) expense is as follows:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

loss before income taxes	(207,816)	(345,494)	(491,339)	(71,461)
Income tax computed at applicable tax rates (25%)	(51,954)	(86,374)	(122,835)	(17,866)
Effect of different tax rates in different jurisdictions	4,743	693	979	142
Non-deductible expenses	54,588	92,960	127,291	18,514
Effect of tax rate changes	(1,841)	-	-	-
Change in valuation allowance	(5,144)	-	1,637	238
Changes in interest and penalties on unrecognized tax position	3,105	5,098	-	-
Effect of EIT reversal for previous years	2,760	(19,704)	(20,726)	(3,014)
Research and development super-deduction	(2,947)	(6,692)	(5,942)	(864)
Others	(1,167)	(6)	(6)	(1)
	2,143	(14,025)	(19,602)	(2,851)

A reconciliation of the beginning and ending amount of unrecognized tax position is as follows:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Balance at beginning of year	42,983	38,457	24,298	3,534
Increase relating to current year tax positions	3,630	5,194	-	-
Decrease relating to prior year tax positions	(3,204)	(1,595)	(7,420)	(1,079)
Decrease relating to expiration of applicable statute of limitations	(4,952)	(17,758)	(14,745)	(2,145)

Balance at end of year	38,457	24,298	2,133	310

The Group recognizes interest accrued related to unrecognized tax position in taxation expenses. During the years ended December 31, 2016, 2017 and 2018, the Group recognized approximately RMB4,932, RMB5,098 and nil in interest on these unrecognized tax position and reversed approximately RMB1,827, RMB7,667 andRMB7,420(US$1,079) in interest. The Group had accrued approximately RMB9,989, RMB7,420 and nil for the interest on these uncertain taxes as of December 31, 2016, 2017 and 2018, respectively. In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings. As of December 31, 2018, the PRC subsidiaries 2015 to 2018 tax returns remain open to examination.

The components of deferred taxes are as follows:

	2017	2018	2018
	RMB	RMB	US$

Deferred tax assets
Advertising expenditure deductible in future years	61,191	63,386	9,219
Deferred revenue	307	306	45
Deferred government grants	2,417	2,417	352
Loss from equity method investment	203	203	30
Bad debt provision	5,097	5,097	741
Accrued rental expense	817	817	119
Impairment loss	1,250	1,250	182
Net operating losses (“NOLs”)	34,700	109,850	15,977
Less: valuation allowance	(105,982)	(183,326)	(26,665)

Total deferred tax assets, net	-	-	-

Deferred tax liabilities
Apps and other licenses arisen from business combination	(6,754)	(7,744)	(1,126)

Total deferred tax liabilities	(6,754)	(7,744)	(1,126)

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2018, the Group had NOLs of approximately RMB346,623(US$50,414) from several of its VIEs, which can be carried forward to offset future net profit for income tax purposes. The NOLs as of December 31, 2018 will expire in years 2019 to 2023 if not utilized.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB255,333 and RMB113,588 (US$16,521) as of December 31, 2017 and 2018, respectively. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. The related unrecognized deferred tax liabilities were approximately RMB25,533 and RMB11,359 (US$1,652) as of December 31, 2017 and 2018, respectively.